Issued capital and reserves - Narrative (Details) $ / shares in Units, € in Thousands, $ in Millions		1 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
	Mar. 06, 2021 USD ($)	Dec. 31, 2020 $ / shares	Mar. 31, 2021 EUR (€) shares	Dec. 31, 2020 shares	Aug. 28, 2020 shares	Mar. 31, 2021 EUR (€) installment shares	Mar. 31, 2020 EUR (€) shares	Mar. 31, 2019 EUR (€) shares	Dec. 10, 2019 EUR (€) shares	Mar. 31, 2018 EUR (€)
Disclosure of classes of share capital [line items]
Equity			€ (69,611)			€ (69,611)	€ 71,497	€ 86,967		€ 82,205
Issue of share capital						57,787	(2)
Share issue related cost						€ (135,309)
Exercise of warrants (in shares)				114,024		114,024
Warrants
Disclosure of classes of share capital [line items]
Weighted average exercise price of other equity instruments exercised (usd per share) | $ / shares		$ 11.50
Number of shares issued per warrant exercised						1
Number of other equity instruments outstanding in share-based payment arrangement at end of period | shares			30,735,950			30,735,950
Weighted average fair value at measurement date, other equity instruments granted			€ 20,100			€ 20,100
Capital reorganization / FPAC Merger
Disclosure of classes of share capital [line items]
Share issue related cost						135,300
Other equity
Disclosure of classes of share capital [line items]
Equity			€ (10,123)			€ (10,123)	€ 0
Number of shares outstanding (in shares) | shares			8,190,415			8,190,415	0
Treasury shares			€ 10,100			€ 10,100
Ordinary shares
Disclosure of classes of share capital [line items]
Exercise of warrants (in shares) | shares				114,024			0	0
Ordinary shares | ZigZag
Disclosure of classes of share capital [line items]
Issue of share capital | $	$ 70.0
Ordinary shares | Issued capital
Disclosure of classes of share capital [line items]
Equity			1,798			1,798	€ 341	€ 341	€ 93	€ 341
Number of shares outstanding (in shares) | shares									10,000,000
Issue of share capital (in shares) | shares					181,542,785
Issue of share capital						181
Ordinary shares | Other equity
Disclosure of classes of share capital [line items]
Equity			€ (8,877)			€ (8,877)	€ 0
Number of shares outstanding (in shares) | shares			8,051,569			8,051,569	0
Ordinary shares | Global Blue Group Holding AG | Issued capital
Disclosure of classes of share capital [line items]
Issue of share capital (in shares) | shares			19,710,166